Oil and Gas Properties	12 Months Ended
Dec. 31, 2016
Oil And Gas Properties And Equipment Tables [Abstract]
OIL AND GAS PROPERTIES

3.OIL AND GAS PROPERTIES:

	December 31, 2016	December 31, 2015
Proven Properties:
Acquisition, equipment, exploration, drilling and environmental costs	$10,752,642	$10,480,165
Less: Accumulated depletion, depreciation and amortization(1)	(9,742,176)	(9,629,020)
	1,010,466	851,145

On a unit basis, DD&A was $0.44, $1.38 and $1.18 per Mcfe for the years ended December 31, 2016, 2015 and 2014, respectively.

(1)

During 2015, the Company recorded a $3.1 billion non-cash write-down of the carrying value of the Company’s proved oil and gas properties as a result of ceiling test limitations, which is reflected within ceiling test and other impairments in the accompanying Consolidated Statements of Operations. The ceiling test was calculated based upon the average of quoted market prices in effect on the first day of the month for the preceding twelve month period at December 31, 2015 for Henry Hub natural gas and West Texas Intermediate oil, adjusted for market differentials.